Accounts receivable, net of reserve for doubtful receivables	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Accounts receivable, net of reserve for doubtful receivables

5. Accounts receivable, net of reserve for doubtful receivables

The following table provides details of the Company’s reserve for doubtful receivables:

	Year ended December 31, 2017	Three months ended March 31, 2018
Opening balance as of January 1	$15,519	$23,660
Additions due to acquisitions	235	-
Additions charged/reversal released to cost and expense	9,819	(103)
Deductions/effect of exchange rate fluctuations	(1,913)	1
Closing balance	$23,660	$23,558

Accounts receivable were $716,745 and $726,624, and the reserves for doubtful receivables were $23,660 and $23,558, resulting in net accounts receivable balances of $693,085 and $703,066 as of December 31, 2017 and March 31, 2018, respectively. In addition, accounts receivable due after one year amounting to $1,624 and $1,407 as of December 31, 2017 and March 31, 2018, respectively, are included under other assets in the consolidated balance sheets.

Accounts receivable from related parties were $36 and $239 as of December 31, 2017 and March 31, 2018, respectively.  There are no doubtful receivables in amounts due from related parties.

5. Accounts receivable, net of reserve for doubtful receivables

The following table provides details of the Company’s reserve for doubtful receivables:

	Year ended December 31,
	2015	2016	2017
Opening balance as of January 1	$15,192	$11,530	$15,519
Additions due to acquisitions	—	—	235
Additions charged to cost and expense	2449	7,282	9,819
Deductions/effect of exchange rate fluctuations	(6,111)	(3,293)	(1,913)
Closing balance	$11,530	$15,519	$23,660

Accounts receivable were $630,784 and $716,745, and reserves for doubtful receivables were $15,519 and $23,660, resulting in net accounts receivable balances of $615,265 and $693,085 as of December 31, 2016 and 2017, respectively. In addition, accounts receivable due after one year amounting to $3,272 and $1,624 as of December 31, 2016 and 2017, respectively, are included under other assets in the consolidated balance sheets.

Accounts receivable from related parties were $2,490 and $36 as of December 31, 2016 and 2017, respectively. There are no doubtful receivables in amounts due from related parties.